Offerings	Aug. 09, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2029
Maximum Aggregate Offering Price	$ 449,145,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 66,293.8
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File No. 333-277232)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2034
Maximum Aggregate Offering Price	$ 297,111,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 43,853.58
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File No. 333-277232)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.800% Senior Notes due 2054
Maximum Aggregate Offering Price	$ 748,380,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,460.89
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File No. 333-277232)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.